Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIMOTHY PLAN
Entity Central Index Key	0000916490
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000012348
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class A
Trading Symbol	TCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
AssetsNet	$ 34,957,785
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 27,364
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,957,785
Number of Portfolio Holdings	10
Advisory Fee	$27,364
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	33.0%
Timothy Plan US Small Cap Core ETF	11.6%
Timothy Plan International Fund - Class A	11.5%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	10.0%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	6.4%
Timothy Plan High Dividend Stock Enhanced ETF	6.2%
Timothy Plan Market Neutral ETF	5.2%
Timothy Plan US Large/Mid Cap Core ETF	4.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	46.2%
Money Market Funds	2.7%
Open End Funds	51.1%

C000012350
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class C
Trading Symbol	TCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.37%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%
AssetsNet	$ 34,957,785
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 27,364
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,957,785
Number of Portfolio Holdings	10
Advisory Fee	$27,364
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	33.0%
Timothy Plan US Small Cap Core ETF	11.6%
Timothy Plan International Fund - Class A	11.5%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	10.0%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	6.4%
Timothy Plan High Dividend Stock Enhanced ETF	6.2%
Timothy Plan Market Neutral ETF	5.2%
Timothy Plan US Large/Mid Cap Core ETF	4.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	46.2%
Money Market Funds	2.7%
Open End Funds	51.1%

C000126999
Shareholder Report [Line Items]
Fund Name	Timothy Plan Conservative Growth Fund
Class Name	Class I
Trading Symbol	TIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 34,957,785
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 27,364
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,957,785
Number of Portfolio Holdings	10
Advisory Fee	$27,364
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	33.0%
Timothy Plan US Small Cap Core ETF	11.6%
Timothy Plan International Fund - Class A	11.5%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	10.0%
Timothy Plan International ETF	9.2%
Timothy Plan High Yield Bond Fund - Class A	6.4%
Timothy Plan High Dividend Stock Enhanced ETF	6.2%
Timothy Plan Market Neutral ETF	5.2%
Timothy Plan US Large/Mid Cap Core ETF	4.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	46.2%
Money Market Funds	2.7%
Open End Funds	51.1%

C000080683
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class A
Trading Symbol	TPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
AssetsNet	$ 78,074,109
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 169,379
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$78,074,109
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$169,379
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	24.6%
Timothy Plan Market Neutral ETF	17.0%
United States Treasury Inflation Indexed Bonds	2.8%
United States Treasury Inflation Indexed Bonds	2.6%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	1.8%
United States Treasury Inflation Indexed Bonds	1.7%
Equinix, Inc.	1.6%
Ventas, Inc.	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.2%
Exchange-Traded Funds	17.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	24.8%
U.S. Government & Agencies	16.3%

C000080684
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class C
Trading Symbol	TPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.92%
AssetsNet	$ 78,074,109
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 169,379
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$78,074,109
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$169,379
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	24.6%
Timothy Plan Market Neutral ETF	17.0%
United States Treasury Inflation Indexed Bonds	2.8%
United States Treasury Inflation Indexed Bonds	2.6%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	1.8%
United States Treasury Inflation Indexed Bonds	1.7%
Equinix, Inc.	1.6%
Ventas, Inc.	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.2%
Exchange-Traded Funds	17.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	24.8%
U.S. Government & Agencies	16.3%

C000127002
Shareholder Report [Line Items]
Fund Name	Timothy Plan Defensive Strategies Fund
Class Name	Class I
Trading Symbol	TPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 78,074,109
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 169,379
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$78,074,109
Number of Portfolio Holdings	199
Advisory Fee (net of waivers)	$169,379
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
GOLD BARS - XAU BGN CURNCY	24.6%
Timothy Plan Market Neutral ETF	17.0%
United States Treasury Inflation Indexed Bonds	2.8%
United States Treasury Inflation Indexed Bonds	2.6%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	2.3%
United States Treasury Inflation Indexed Bonds	1.8%
United States Treasury Inflation Indexed Bonds	1.7%
Equinix, Inc.	1.6%
Ventas, Inc.	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	39.2%
Exchange-Traded Funds	17.1%
Money Market Funds	2.6%
Precious Metals - Physical Holding	24.8%
U.S. Government & Agencies	16.3%

C000012336
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class A
Trading Symbol	TFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 111,718,817
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 224,508
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,718,817
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$224,508
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	8.1%
United States Treasury Note	7.1%
United States Treasury Note	3.5%
United States Treasury Note	3.0%
John Deere Owner Trust 2025 - A3 - Series A	2.1%
United States Treasury Note	2.0%
Province of Ontario Canada	2.0%
NiSource, Inc.	1.9%
CSX Corporation	1.9%
American Electric Power Company, Inc.	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.1%
Corporate Bonds	28.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	4.5%
U.S. Government & Agencies	63.3%

C000012338
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class C
Trading Symbol	TFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.82%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.82%
AssetsNet	$ 111,718,817
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 224,508
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,718,817
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$224,508
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	8.1%
United States Treasury Note	7.1%
United States Treasury Note	3.5%
United States Treasury Note	3.0%
John Deere Owner Trust 2025 - A3 - Series A	2.1%
United States Treasury Note	2.0%
Province of Ontario Canada	2.0%
NiSource, Inc.	1.9%
CSX Corporation	1.9%
American Electric Power Company, Inc.	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.1%
Corporate Bonds	28.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	4.5%
U.S. Government & Agencies	63.3%

C000126995
Shareholder Report [Line Items]
Fund Name	Timothy Plan Fixed Income Fund
Class Name	Class I
Trading Symbol	TPFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.82%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 111,718,817
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 224,508
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,718,817
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$224,508
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note	8.1%
United States Treasury Note	7.1%
United States Treasury Note	3.5%
United States Treasury Note	3.0%
John Deere Owner Trust 2025 - A3 - Series A	2.1%
United States Treasury Note	2.0%
Province of Ontario Canada	2.0%
NiSource, Inc.	1.9%
CSX Corporation	1.9%
American Electric Power Company, Inc.	1.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.1%
Corporate Bonds	28.2%
Money Market Funds	0.9%
Non U.S. Government & Agencies	4.5%
U.S. Government & Agencies	63.3%

C000130991
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class A
Trading Symbol	TGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.54%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
AssetsNet	$ 18,423,551
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 31,237
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,423,551
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$31,237
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	51.8%
United States Treasury Note	3.8%
United States Treasury Note	3.7%
United States Treasury Note	3.5%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.7%
Israel Government International Bond	1.1%
John Deere Owner Trust 2025 - A3 - Series A	1.0%
Province of Ontario Canada	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.4%
Corporate Bonds	11.0%
Exchange-Traded Funds	51.9%
Money Market Funds	1.1%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	32.7%

C000130992
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class C
Trading Symbol	TGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.29%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.29%
AssetsNet	$ 18,423,551
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 31,237
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,423,551
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$31,237
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	51.8%
United States Treasury Note	3.8%
United States Treasury Note	3.7%
United States Treasury Note	3.5%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.7%
Israel Government International Bond	1.1%
John Deere Owner Trust 2025 - A3 - Series A	1.0%
Province of Ontario Canada	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.4%
Corporate Bonds	11.0%
Exchange-Traded Funds	51.9%
Money Market Funds	1.1%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	32.7%

C000130993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Growth & Income Fund
Class Name	Class I
Trading Symbol	TIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.29%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
AssetsNet	$ 18,423,551
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 31,237
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,423,551
Number of Portfolio Holdings	95
Advisory Fee (net of waivers)	$31,237
Portfolio Turnover	53%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan High Dividend Stock Enhanced ETF	51.8%
United States Treasury Note	3.8%
United States Treasury Note	3.7%
United States Treasury Note	3.5%
United States Treasury Note	1.9%
United States Treasury Note	1.8%
United States Treasury Note	1.7%
Israel Government International Bond	1.1%
John Deere Owner Trust 2025 - A3 - Series A	1.0%
Province of Ontario Canada	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.4%
Corporate Bonds	11.0%
Exchange-Traded Funds	51.9%
Money Market Funds	1.1%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	32.7%

C000049122
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class A
Trading Symbol	TPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.13%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
AssetsNet	$ 206,329,972
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 488,504
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$206,329,972
Number of Portfolio Holdings	143
Advisory Fee (net of waivers)	$488,504
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Burford Capital Global Finance, LLC 144A	1.9%
Aptiv plc / Aptiv Global Financing DAC	1.7%
Mativ Holdings, Inc. 144A	1.7%
Ken Garff Automotive, LLC 144A	1.7%
Enviri Corporation 144A	1.7%
Adient Global Holdings Ltd. 144A	1.6%
Howard Hughes Corporation (The) 144A	1.5%
Interface, Inc. 144A	1.4%
Air Lease Corporation	1.4%
PROG Holdings, Inc. 144A	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.2%
Money Market Funds	2.8%

C000065171
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class C
Trading Symbol	TPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.88%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.88%
AssetsNet	$ 206,329,972
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 488,504
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$206,329,972
Number of Portfolio Holdings	143
Advisory Fee (net of waivers)	$488,504
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Burford Capital Global Finance, LLC 144A	1.9%
Aptiv plc / Aptiv Global Financing DAC	1.7%
Mativ Holdings, Inc. 144A	1.7%
Ken Garff Automotive, LLC 144A	1.7%
Enviri Corporation 144A	1.7%
Adient Global Holdings Ltd. 144A	1.6%
Howard Hughes Corporation (The) 144A	1.5%
Interface, Inc. 144A	1.4%
Air Lease Corporation	1.4%
PROG Holdings, Inc. 144A	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.2%
Money Market Funds	2.8%

C000127001
Shareholder Report [Line Items]
Fund Name	Timothy Plan High Yield Bond Fund
Class Name	Class I
Trading Symbol	TPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.88%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 206,329,972
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 488,504
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$206,329,972
Number of Portfolio Holdings	143
Advisory Fee (net of waivers)	$488,504
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Burford Capital Global Finance, LLC 144A	1.9%
Aptiv plc / Aptiv Global Financing DAC	1.7%
Mativ Holdings, Inc. 144A	1.7%
Ken Garff Automotive, LLC 144A	1.7%
Enviri Corporation 144A	1.7%
Adient Global Holdings Ltd. 144A	1.6%
Howard Hughes Corporation (The) 144A	1.5%
Interface, Inc. 144A	1.4%
Air Lease Corporation	1.4%
PROG Holdings, Inc. 144A	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	97.2%
Money Market Funds	2.8%

C000049121
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class A
Trading Symbol	TPIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.54%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%
AssetsNet	$ 182,625,766
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 807,289
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,625,766
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$807,289
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Alcon, Inc.	3.2%
London Stock Exchange Group plc - ADR	3.0%
Safran S.A. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Amadeus IT Group S.A. - ADR	2.8%
CRH PLC	2.7%
Thales S.A. - ADR	2.7%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.6%
Canadian Pacific Kansas City LTD.	2.6%
Vinci S.A. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

C000065170
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class C
Trading Symbol	TPICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.29%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.29%
AssetsNet	$ 182,625,766
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 807,289
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,625,766
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$807,289
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Alcon, Inc.	3.2%
London Stock Exchange Group plc - ADR	3.0%
Safran S.A. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Amadeus IT Group S.A. - ADR	2.8%
CRH PLC	2.7%
Thales S.A. - ADR	2.7%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.6%
Canadian Pacific Kansas City LTD.	2.6%
Vinci S.A. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

C000127000
Shareholder Report [Line Items]
Fund Name	Timothy Plan International Fund
Class Name	Class I
Trading Symbol	TPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.29%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%
AssetsNet	$ 182,625,766
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 807,289
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,625,766
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$807,289
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Alcon, Inc.	3.2%
London Stock Exchange Group plc - ADR	3.0%
Safran S.A. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Amadeus IT Group S.A. - ADR	2.8%
CRH PLC	2.7%
Thales S.A. - ADR	2.7%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.6%
Canadian Pacific Kansas City LTD.	2.6%
Vinci S.A. - ADR	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

C000104306
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class A
Trading Symbol	TPAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.72%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.72%
AssetsNet	$ 110,174,571
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 555,454
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$110,174,571
Number of Portfolio Holdings	57
Advisory Fee	$555,454
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Elbit Systems Ltd.	6.0%
Bank Leumi Le-Israel BM	5.8%
Bank Hapoalim BM	5.3%
CyberArk Software Ltd.	4.1%
Tel Aviv Stock Exchange Ltd.	3.9%
Mizrahi Tefahot Bank Ltd.	3.9%
Nova Ltd.	3.5%
Phoenix Holdings Ltd. (The)	3.3%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	1.1%
Partnership Shares	3.1%

C000104307
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class C
Trading Symbol	TPCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	2.47%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.47%
AssetsNet	$ 110,174,571
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 555,454
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$110,174,571
Number of Portfolio Holdings	57
Advisory Fee	$555,454
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Elbit Systems Ltd.	6.0%
Bank Leumi Le-Israel BM	5.8%
Bank Hapoalim BM	5.3%
CyberArk Software Ltd.	4.1%
Tel Aviv Stock Exchange Ltd.	3.9%
Mizrahi Tefahot Bank Ltd.	3.9%
Nova Ltd.	3.5%
Phoenix Holdings Ltd. (The)	3.3%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	1.1%
Partnership Shares	3.1%

C000127003
Shareholder Report [Line Items]
Fund Name	Timothy Plan Israel Common Values Fund
Class Name	Class I
Trading Symbol	TICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.47%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.47%
AssetsNet	$ 110,174,571
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 555,454
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$110,174,571
Number of Portfolio Holdings	57
Advisory Fee	$555,454
Portfolio Turnover	3%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Elbit Systems Ltd.	6.0%
Bank Leumi Le-Israel BM	5.8%
Bank Hapoalim BM	5.3%
CyberArk Software Ltd.	4.1%
Tel Aviv Stock Exchange Ltd.	3.9%
Mizrahi Tefahot Bank Ltd.	3.9%
Nova Ltd.	3.5%
Phoenix Holdings Ltd. (The)	3.3%
Israel Discount Bank Ltd. - Class A	3.3%
Leonardo DRS, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.8%
Money Market Funds	1.1%
Partnership Shares	3.1%

C000012342
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	TLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%
AssetsNet	$ 219,994,749
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 816,404
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$219,994,749
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$816,404
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.1%
NVIDIA Corporation	8.7%
Costco Wholesale Corporation	5.8%
Broadcom, Inc.	3.5%
O'Reilly Automotive, Inc.	2.7%
Linde PLC	2.6%
Roper Technologies, Inc.	2.5%
ServiceNow, Inc.	2.5%
Stryker Corporation	2.5%
Arthur J Gallagher & Company	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.6%
Exchange-Traded Funds	11.1%
Money Market Funds	5.3%

C000012344
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	TLGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	2.00%
AssetsNet	$ 219,994,749
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 816,404
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$219,994,749
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$816,404
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.1%
NVIDIA Corporation	8.7%
Costco Wholesale Corporation	5.8%
Broadcom, Inc.	3.5%
O'Reilly Automotive, Inc.	2.7%
Linde PLC	2.6%
Roper Technologies, Inc.	2.5%
ServiceNow, Inc.	2.5%
Stryker Corporation	2.5%
Arthur J Gallagher & Company	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.6%
Exchange-Traded Funds	11.1%
Money Market Funds	5.3%

C000126997
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 219,994,749
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 816,404
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$219,994,749
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$816,404
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	9.1%
NVIDIA Corporation	8.7%
Costco Wholesale Corporation	5.8%
Broadcom, Inc.	3.5%
O'Reilly Automotive, Inc.	2.7%
Linde PLC	2.6%
Roper Technologies, Inc.	2.5%
ServiceNow, Inc.	2.5%
Stryker Corporation	2.5%
Arthur J Gallagher & Company	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.6%
Exchange-Traded Funds	11.1%
Money Market Funds	5.3%

C000012333
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class A
Trading Symbol	TLVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 321,242,356
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,029,960
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$321,242,356
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,029,960
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.7%
Timothy Plan High Dividend Stock Enhanced ETF	6.9%
Fidelity Investments Money Market Government Portfolio, Class I	6.2%
McCormick & Company, Inc.	2.6%
Domino's Pizza, Inc.	2.4%
Intercontinental Exchange, Inc.	2.3%
Union Pacific Corporation	2.3%
Amdocs Ltd.	2.3%
Waste Connections, Inc.	2.2%
Timothy Plan High Dividend Stock ETF	2.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	18.3%
Money Market Funds	6.2%

C000012335
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class C
Trading Symbol	TLVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.90%
AssetsNet	$ 321,242,356
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,029,960
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$321,242,356
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,029,960
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.7%
Timothy Plan High Dividend Stock Enhanced ETF	6.9%
Fidelity Investments Money Market Government Portfolio, Class I	6.2%
McCormick & Company, Inc.	2.6%
Domino's Pizza, Inc.	2.4%
Intercontinental Exchange, Inc.	2.3%
Union Pacific Corporation	2.3%
Amdocs Ltd.	2.3%
Waste Connections, Inc.	2.2%
Timothy Plan High Dividend Stock ETF	2.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	18.3%
Money Market Funds	6.2%

C000126994
Shareholder Report [Line Items]
Fund Name	Timothy Plan Large/Mid Cap Value Fund
Class Name	Class I
Trading Symbol	TMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 321,242,356
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,029,960
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$321,242,356
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$1,029,960
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core Enhanced ETF	7.7%
Timothy Plan High Dividend Stock Enhanced ETF	6.9%
Fidelity Investments Money Market Government Portfolio, Class I	6.2%
McCormick & Company, Inc.	2.6%
Domino's Pizza, Inc.	2.4%
Intercontinental Exchange, Inc.	2.3%
Union Pacific Corporation	2.3%
Amdocs Ltd.	2.3%
Waste Connections, Inc.	2.2%
Timothy Plan High Dividend Stock ETF	2.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.5%
Exchange-Traded Funds	18.3%
Money Market Funds	6.2%

C000012330
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class A
Trading Symbol	TPLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.31%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.31%
AssetsNet	$ 172,192,187
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 664,696
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,192,187
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$664,696
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	12.5%
Verra Mobility Corporation - Class A	2.0%
CONMED Corporation	1.9%
Everus Construction Group, Inc.	1.9%
Four Corners Property Trust, Inc.	1.8%
Baldwin Insurance Group, Inc. (The)	1.8%
City Holding Company	1.8%
TXNM Energy, Inc.	1.8%
Moog, Inc. - Class A	1.8%
Merit Medical Systems, Inc.	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Exchange-Traded Funds	12.4%
Money Market Funds	1.6%

C000012332
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class C
Trading Symbol	TSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.06%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.06%
AssetsNet	$ 172,192,187
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 664,696
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,192,187
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$664,696
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	12.5%
Verra Mobility Corporation - Class A	2.0%
CONMED Corporation	1.9%
Everus Construction Group, Inc.	1.9%
Four Corners Property Trust, Inc.	1.8%
Baldwin Insurance Group, Inc. (The)	1.8%
City Holding Company	1.8%
TXNM Energy, Inc.	1.8%
Moog, Inc. - Class A	1.8%
Merit Medical Systems, Inc.	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Exchange-Traded Funds	12.4%
Money Market Funds	1.6%

C000126993
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small Cap Value Fund
Class Name	Class I
Trading Symbol	TPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.06%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.06%
AssetsNet	$ 172,192,187
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 664,696
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,192,187
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$664,696
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	12.5%
Verra Mobility Corporation - Class A	2.0%
CONMED Corporation	1.9%
Everus Construction Group, Inc.	1.9%
Four Corners Property Trust, Inc.	1.8%
Baldwin Insurance Group, Inc. (The)	1.8%
City Holding Company	1.8%
TXNM Energy, Inc.	1.8%
Moog, Inc. - Class A	1.8%
Merit Medical Systems, Inc.	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Exchange-Traded Funds	12.4%
Money Market Funds	1.6%

C000012339
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	TAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.42%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.42%
AssetsNet	$ 70,570,328
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 293,068
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,570,328
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$293,068
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Cencora, Inc.	4.3%
Cheniere Energy, Inc.	3.6%
Lantheus Holdings, Inc.	3.6%
Parker-Hannifin Corporation	3.6%
Domino's Pizza, Inc.	3.4%
Burlington Stores, Inc.	3.3%
Amphenol Corporation - Class A	3.2%
Natera, Inc.	3.2%
Vistra Corporation	3.2%
First Horizon Corporation	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	7.8%

C000012341
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	TCAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.17%
AssetsNet	$ 70,570,328
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 293,068
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,570,328
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$293,068
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Cencora, Inc.	4.3%
Cheniere Energy, Inc.	3.6%
Lantheus Holdings, Inc.	3.6%
Parker-Hannifin Corporation	3.6%
Domino's Pizza, Inc.	3.4%
Burlington Stores, Inc.	3.3%
Amphenol Corporation - Class A	3.2%
Natera, Inc.	3.2%
Vistra Corporation	3.2%
First Horizon Corporation	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	7.8%

C000126996
Shareholder Report [Line Items]
Fund Name	Timothy Plan Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.17%
AssetsNet	$ 70,570,328
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 293,068
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,570,328
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$293,068
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Cencora, Inc.	4.3%
Cheniere Energy, Inc.	3.6%
Lantheus Holdings, Inc.	3.6%
Parker-Hannifin Corporation	3.6%
Domino's Pizza, Inc.	3.4%
Burlington Stores, Inc.	3.3%
Amphenol Corporation - Class A	3.2%
Natera, Inc.	3.2%
Vistra Corporation	3.2%
First Horizon Corporation	3.0%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	7.8%

C000012345
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class A
Trading Symbol	TSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 32,526,647
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 24,869
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,526,647
Number of Portfolio Holdings	10
Advisory Fee	$24,869
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	17.6%
Timothy Plan Fixed Income Fund - Class A	15.4%
Timothy Plan International Fund - Class A	13.6%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.8%
Timothy Plan US Small Cap Core ETF	11.5%
Timothy Plan US Large/Mid Cap Core ETF	8.9%
Timothy Plan High Dividend Stock Enhanced ETF	7.9%
Timothy Plan High Yield Bond Fund - Class A	6.0%
Timothy Plan Market Neutral ETF	5.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	64.0%
Money Market Funds	1.0%
Open End Funds	35.0%

C000012347
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class C
Trading Symbol	TSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.38%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%
AssetsNet	$ 32,526,647
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 24,869
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,526,647
Number of Portfolio Holdings	10
Advisory Fee	$24,869
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	17.6%
Timothy Plan Fixed Income Fund - Class A	15.4%
Timothy Plan International Fund - Class A	13.6%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.8%
Timothy Plan US Small Cap Core ETF	11.5%
Timothy Plan US Large/Mid Cap Core ETF	8.9%
Timothy Plan High Dividend Stock Enhanced ETF	7.9%
Timothy Plan High Yield Bond Fund - Class A	6.0%
Timothy Plan Market Neutral ETF	5.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	64.0%
Money Market Funds	1.0%
Open End Funds	35.0%

C000126998
Shareholder Report [Line Items]
Fund Name	Timothy Plan Strategic Growth Fund
Class Name	Class I
Trading Symbol	TISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.
Additional Information Phone Number	(800) 846-7526
Additional Information Website	https://fund.timothyplan.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 32,526,647
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 24,869
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,526,647
Number of Portfolio Holdings	10
Advisory Fee	$24,869
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Timothy Plan International ETF	17.6%
Timothy Plan Fixed Income Fund - Class A	15.4%
Timothy Plan International Fund - Class A	13.6%
Timothy Plan US Large/Mid Cap Core Enhanced ETF	12.8%
Timothy Plan US Small Cap Core ETF	11.5%
Timothy Plan US Large/Mid Cap Core ETF	8.9%
Timothy Plan High Dividend Stock Enhanced ETF	7.9%
Timothy Plan High Yield Bond Fund - Class A	6.0%
Timothy Plan Market Neutral ETF	5.1%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	64.0%
Money Market Funds	1.0%
Open End Funds	35.0%